Total
MARSICO 21ST CENTURY FUND
FUND SUMMARIES MARSICO 21st CENTURY FUND
INVESTMENT OBJECTIVE
The Marsico 21st Century Fund's goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO 21ST CENTURY FUND MARSICO 21ST CENTURY FUND SHARES USD ($)
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MARSICO 21ST CENTURY FUND MARSICO 21ST CENTURY FUND SHARES
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses	0.35%	[2]
Total Annual Fund Operating Expenses	1.40%	[3]
Net Expenses	1.40%	[3]
[1]	Restated to reflect current Distribution and Service (12b-1) Fee rates. As of February 1, 2019, the Fund accrues 12b-1 Fees at a rate of 0.25% per annum of the average daily net assets of the Fund.
[2]	Restated to reflect an increase in transfer agent fees expected to be incurred by the Fund in the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the fees described above and reflected in the Distribution and Service (12b-1) Fees and Other Expenses line items above for the entire fiscal year, nor does it include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MARSICO 21ST CENTURY FUND | MARSICO 21ST CENTURY FUND SHARES | USD ($)	143	443	766	1,680

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico 21st Century Fund is a "diversified" portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The portions of Fund assets invested in large-capitalization, medium-capitalization, or small-capitalization companies (which are described further in "Some Defined Terms" later in this Prospectus) will vary based on market conditions, depending on the portfolio manager's judgment as to how to achieve the Fund's investment objective. Under current market conditions the portfolio manager expects to invest substantially in medium-capitalization companies. The Fund will normally hold a core position of between 35 and 60 common stocks, but the number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see "Management" below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company's market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines "top-down" macro-economic analysis and investment theme development with "bottom-up" company and security analysis to identify attractive opportunities. The "top-down" approach generally considers certain macro-economic factors to formulate a strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company's specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security's reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called "bottom-up" company and security analysis.

As part of this fundamental, "bottom-up" research, the investment adviser may communicate with a company's management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

The majority of the Fund's assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser's macroeconomic view and company-specific investment opportunities, the investment adviser also may allocate smaller portions of the Fund's portfolio to aggressive growth companies, or to other companies that the investment adviser believes are undergoing a positive, transformational change in their business model ("life cycle change companies"). Allocations to aggressive growth companies may enable the Fund to take advantage of companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Allocations to life cycle change companies may allow the Fund to benefit from a company's future improved earnings growth as a result of a positive change in the company's business model, including a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, the security reaches the investment adviser's price target or its price appreciation leads to overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund's portfolio, or to serve other investment purposes as discussed further in this Prospectus under "More Information about the Funds." The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund's share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Risks of Small- and Medium-Capitalization Company Investing. The Fund's investments in small-capitalization and medium-capitalization companies can involve more risk than its investments in large-capitalization companies because smaller companies have potentially greater sensitivity to adverse business or economic conditions. Normally, smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger capitalization companies, or to decline more significantly during market downturns than the market as a whole.

Concentrated Portfolio and Large Position Risk. Although the Fund is considered a "diversified" portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors that appear to offer more growth potential in current market conditions (such as, without limitation, in recent years, the information technology, consumer discretionary, communication services, healthcare, and/or industrials sectors). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of two broad-based securities market indices. The Russell Midcap Growth Index is the Fund's primary benchmark index and the S&P 500 Index is the Fund's secondary benchmark index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(03/31/19):	18.48%
Worst Quarter	(09/30/11):	-21.28%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/19)
Average Annual Total Returns - MARSICO 21ST CENTURY FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
MARSICO 21ST CENTURY FUND SHARES		29.87%	11.09%	11.58%	7.00%	Feb. 01, 2000
MARSICO 21ST CENTURY FUND SHARES | After Taxes on Distributions	[1]	28.88%	10.48%	11.27%	6.78%	Feb. 01, 2000
MARSICO 21ST CENTURY FUND SHARES | After Taxes on Distributions and Sales	[1]	18.37%	8.61%	9.55%	5.87%	Feb. 01, 2000
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		35.47%	11.60%	14.24%	6.51%	Feb. 01, 2000
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%	6.30%	Feb. 01, 2000
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.